Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
NOTES RECEIVABLE

NOTE 5 – NOTES RECEIVABLE

On September 28, 2018, the Company and Blind Faith Concepts Holdings, Inc. (the “Seller”) executed a two-year promissory note receivable agreement with a principal balance of $200,000 of which $100,000 was funded to the Seller in September 2018 and the remaining $100,000 was funded in October 2018. The promissory note accrued interest at a rate of 6% per annum, and the Company was repaid in interest only payments on a quarterly basis, until the maturity date of September 27, 2020, at which time the full principal and any interest payments was due to the Company. At the time the promissory note receivable agreement was executed, the Company also executed a security interest and pledge agreement with the borrower pursuant to which the borrower pledged all of the assets of its company as security for the performance of the note obligations.

On November 2, 2018, the Company and Seller entered into a promissory note agreement (“Promissory Note Agreement”) with a principal balance of $50,000. Pursuant to the Promissory Note Agreement, the $50,000 note was a deposit and credit towards the acquisition of the assets of Lust for Life Group such as inventory, trademarks and logos. Pursuant to the Promissory Note Agreement, since the purchase did not close within 30 days from date of the Promissory Note, the note receivable became immediately due. Through the date of default, the outstanding principal balance accrued interest at an interest rate of 10% per annum payable on a monthly basis. Upon default, the interest rate increased to 18% per annum. As of December 31, 2018, the Company determined that this note receivable was doubtful and accordingly, recorded an allowance for doubtful account and bad debt expense of $50,000.

In December 2019, pursuant to claim purchase agreements (“Claim Purchase Agreements”), the Company sold its notes receivable and related interest receivable balances in the aggregate amount of $277,305 to an investor. Pursuant to the Claim Purchase Agreements, the investor agreed to pay the Company the purchase price of $277,305 on the earlier of the payment of six-monthly installments or upon the liquidation of settlement securities of the Seller pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended. The first installment was be made following entry and full effectuation of a court order approving the settlement of the claim which occurred on March 6, 2020 in the United States District Court for the District of Maryland Northern Division. Additionally, on January 6, 2020, the Company and the Seller entered into a settlement agreement related to notes receivable. In lieu of the Company seeking default and foreclosure against the Seller pursuant to the note agreements, the Company received 10,420 shares of the Seller’s convertible Series B Preferred Stock. Since the shares of Series B Preferred Stock have limited marketability, no value was placed on these shares. Between April 2020 and December 2020, the Company collected an aggregate of $30,000 on the notes receivable balance. During the year ended December 31, 2020, the Company recorded a total allowance for doubtful account and bad debt expense of $174,376 (consisting of the principal balance of $146,500 and interest receivable of $27,876) due to slow collection of the installment payments pursuant to the Claim Purchase Agreements.

During the nine months ended September 30, 2021 and the year ended December 31, 2020, the Company recorded $7,500 and $9,000 to bad debt recovery for cash payment received on an older note receivable that was previously written off prior to 2019. On March 10, 2021, the Company collected $23,500 related to this note receivable. On June 7, 2021, the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows i) an initial payment of $46,000 upon execution of the settlement agreement and ii) $10,000 per month for fifteen months. Between June 9, 2021 and September 7, 2021, the Company collected a total of $76,000 and accordingly reduced the allowance for doubtful accounts against bad debt recovery for cash payment received.

On September 30, 2021, the Company executed a note receivable agreement with NFID, LLC in connection with an Asset Purchase Agreement (see Note 4). The promissory note bears 8% interest per annum and matures on October 1, 2023. Note receivable – non-current amounted to $60,000 as of September 30, 2021.

As of September 30, 2021 and December 31, 2020, notes receivable, net, consisted of the following:

	September 30, 2021	December 31, 2020

Principal amounts of notes receivable	$280,000	$250,000
Collections on notes receivables	(107,000)	(30,000)
Less: allowance for doubtful accounts	(113,000)	(196,500)
Less: notes receivable, net – current portion	—	(23,500)
Notes receivable – non-current	$60,000	$—

NOTE 4 – NOTES RECEIVABLE

On September 28, 2018, the Company and a seller (the “Seller”) executed a two-year promissory note receivable agreement with a principal balance of $200,000 of which $100,000 was funded to the Seller in September 2018 and the remaining $100,000 was funded in October 2018. The terms of the promissory note include an interest rate of 6% and the Company shall be repaid in interest only payments on a quarterly basis, until the maturity date of September 27, 2020, at which time the full principal and any interest payments will be due to the Company. At the time the promissory note receivable agreement was executed, the Company also executed a Security Interest and Pledge Agreement with the borrower. Pursuant to the Security Interest and Pledge Agreement, the borrower has pledged all of the assets of its company as security for the performance of the note obligations.

On November 2, 2018, the Company and Seller entered into a promissory note agreement (“Promissory Note Agreement”) with a principal balance of $50,000. Pursuant to the Promissory Note, the $50,000 note was a deposit and credit towards the acquisition of the assets of Lust for Life Group such as inventory, trademarks and logos. Pursuant to the Promissory Note Agreement, since the purchase did not close within 30 days from the note date, the note receivable became immediately due. Through the date of default, the outstanding principal balance bore interest at an annual interest rate of 10% payable on a monthly basis. Upon default, the interest rate increased to 18% per annum. As of December 31, 2018, the Company determined that this note receivable was doubtful and accordingly, recorded an allowance for doubtful account and bad debt expense of $50,000.

In December 2019, pursuant to Claim Purchase Agreements, the Company sold its notes receivable and related interest receivable balances in the aggregate amount of $277,305 to an investor. Pursuant to the Claim Purchase Agreements, the investor shall pay the Company the purchase price of $277,305 on the earlier of the payment of six-monthly installments or upon the liquidation of settlement securities of the Seller pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended, whichever occurs first. The first installment shall be made following entry and full effectuation of a court order approving the settlement of the claim which occurred on March 6, 2020 in the United States district court for the District of Maryland Northern Division. Additionally, on January 6, 2020, the Company and the Seller entered into a Settlement Agreement related to notes receivable. In lieu of the Company seeking default and foreclosure against the Seller pursuant to the Note agreements, the Company received 10,420 shares of the Seller’s convertible Series B preferred stock. Since these Series B preferred shares have limited marketability, no value was placed on these shares. Between April 2020 and December 2020, the Company collected an aggregate of $30,000 on the notes receivable balance. During the year ended December 31, 2020, the Company recorded a total allowance for doubtful account and bad debt expense of $174,376 (consisting of the principal balance of $146,500 and interest receivable of $27,876) due to slow collection of the installment payments pursuant to the agreement. On March 10, 2021, the Company collected $23,500 related to this note receivable.

During year 2020 and 2019, the Company recorded $9,000 and $13,500, respectively, to bad debt recovery for cash payment received on an older note receivable that was previously written off prior to 2019. At December 31, 2020 and 2019, notes receivable, net, consisted of the following:

	December 31, 2020	December 31, 2019

Principal amounts of notes receivable	$250,000	$250,000
Collections on notes receivables	(30,000)	-
Less: allowance for doubtful accounts	(196,500)	(50,000)
Notes receivable, net	$23,500	$200,000